LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS - Schedule of Undrawn Borrowing Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	$ 342.5	$ 92.6	$ 38.2
Syndicated Facilities 2023
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	100.0	0.0	0.0
Syndicated Facilities 2020
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	0.0	92.6	0.0
HCOB Facility 2023
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	24.9	0.0	0.0
DSF Facility 2
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	52.6	0.0	0.0
Syndicated Bridge to Bond Facility
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	165.0	0.0	0.0
Bocomm Leasing Facility
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	0.0	0.0	38.2
Other credit facilities
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	$ 342.5	$ 93.0	$ 38.0